Portfolio of Investments
Multi-Manager International Equity Strategies Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.6%
Issuer	Shares	Value ($)
Argentina 1.1%
MercadoLibre, Inc.(a)	36,966	21,461,720
Australia 3.0%
Accent Group Ltd.	229,775	264,741
Afterpay Ltd.(a)	23,375	500,162
AGL Energy Ltd.	94,869	1,309,397
Altium Ltd.	5,488	133,214
AP Eagers Ltd.(a)	23,885	158,477
ARB Corp Ltd.	13,922	179,276
Ardent Leisure Group Ltd.(a)	419,939	334,541
Aristocrat Leisure Ltd.	102,417	2,352,199
Asaleo Care Ltd.(a)	259,082	179,751
ASX Ltd.	33,034	1,827,092
Aurizon Holdings Ltd.	413,814	1,619,191
Austal Ltd.	4,857	13,811
Australian Pharmaceutical Industries Ltd.	317,497	281,937
BHP Group Ltd.	106,830	2,754,631
BHP Group Ltd., ADR	83,877	4,322,182
Brambles Ltd.	169,670	1,442,330
Brambles Ltd., ADR	895	15,219
Cleanaway Waste Management Ltd.	203,401	291,903
Cochlear Ltd.	51,231	8,118,328
Coles Group Ltd.	231,468	2,552,058
Collins Foods Ltd.	78,824	549,104
Computershare Ltd.	72,195	865,982
CSL Ltd.	58,647	11,254,067
Downer EDI Ltd.	107,673	611,128
Elders Ltd.	40,205	175,629
EML Payments Ltd.(a)	26,157	83,744
Estia Health	145,494	265,109
FlexiGroup Ltd.	49,067	64,893
Fortescue Metals Group Ltd.	140,024	922,106
Fortescue Metals Group Ltd., ADR	9,100	118,255
Genworth Mortgage Insurance Australia Ltd.	32,229	80,019
Harvey Norman Holdings Ltd.	211,882	617,267
Hotel Property Investments	12,222	26,898
IPH Ltd.	76,683	432,781
Common Stocks (continued)
Issuer	Shares	Value ($)
IRESS Ltd.	35,690	314,332
Japara Healthcare Ltd.	119,386	91,657
Jumbo Interactive Ltd.	12,834	178,371
Karoon Energy Ltd.(a)	569,417	428,913
Link Administration Holdings Ltd.	35,140	137,917
Magellan Financial Group Ltd.	21,330	756,982
McMillan Shakespeare Ltd.	26,359	266,920
Megaport Ltd.(a)	14,678	95,898
Metcash Ltd.	358,558	728,765
Myer Holdings Ltd.(a)	453,079	156,377
Navigator Global Investments Ltd.	32,814	63,926
Newcrest Mining Ltd.	3,088	64,307
Pendal Group Ltd.	126,792	734,792
Premier Investments Ltd.	17,515	232,945
REA Group Ltd.	4,143	293,270
Redcape Hotel Group	127,886	96,450
Reject Shop Ltd. (The)	68,607	94,204
Rio Tinto Ltd.	32,593	2,136,864
South32 Ltd.	197,950	360,751
Steadfast Group Ltd.	5,789	13,999
Tabcorp Holdings Ltd	391,607	1,271,372
Vicinity Centres	297,342	538,431
Village Roadshow Ltd.	16,254	35,513
Wesfarmers Ltd.	170,788	4,910,756
Woolworths Group Ltd.	100,561	2,713,054
Total		61,434,188
Austria 0.0%
Andritz AG	12,775	497,989
Belgium 0.4%
Barco NV	851	196,315
Colruyt SA	2,463	127,545
KBC Group NV	10,369	754,770
Melexis NV	7,036	512,970
Proximus SADP	5,938	179,120
Telenet Group Holding NV(a)	2,175	98,129
UCB SA	1,426	115,530
Multi-Manager International Equity Strategies Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Umicore SA	165,689	7,114,218
Total		9,098,597
Brazil 0.6%
B3 SA - Brasil Bolsa Balcao	93,900	1,055,064
Cielo SA, ADR	21,831	38,968
Cogna Educacao	1,490,300	3,653,852
Hapvida Participacoes e Investimentos SA	208,500	2,699,266
Itaú Unibanco Holding SA, ADR	677,213	5,512,514
JBS SA	13,300	88,558
Total		13,048,222
Canada 3.0%
Canadian Imperial Bank of Commerce	62,633	5,439,541
Canadian National Railway Co.	168	15,303
Constellation Software, Inc.	15,331	16,377,959
Encana Corp.	2,091,317	8,265,764
Fairfax Financial Holdings Ltd.	26,176	11,910,740
Gildan Activewear, Inc.	159,603	4,644,023
Magna International, Inc.	28,229	1,553,160
Manulife Financial Corp.	374,002	7,357,278
Ritchie Bros. Auctioneers, Inc.	130,926	5,628,509
Total		61,192,277
Chile 0.0%
Enel Chile SA	3,548,987	261,444
China 3.9%
Alibaba Group Holding Ltd., ADR(a)	81,043	16,208,600
Ausnutria Dairy Corp., Ltd.(a)	241,000	299,181
Baidu, Inc., ADR(a)	120,045	14,228,934
China Mobile Ltd.	2,356,668	17,768,191
China Shenhua Energy Co., Ltd., ADR	6,268	48,232
Industrial & Commercial Bank of China Ltd., ADR	10,634	151,215
PetroChina Co., Ltd., ADR	13,500	618,435
Ping An Healthcare and Technology Co., Ltd.(a)	777,500	5,178,304
Ping An Insurance Group Co. of China Ltd., Class H	447,000	5,075,823
Sinopharm Group Co. Class H	849,904	2,807,021
SITC International Holdings Co., Ltd.	388,000	432,909
Tencent Holdings Ltd.	255,100	10,763,984
Tencent Music Entertainment Group, ADR(a)	478,352	5,945,915
Common Stocks (continued)
Issuer	Shares	Value ($)
VSTECS Holdings Ltd.	430,000	220,315
Total		79,747,059
Colombia 0.0%
Interconexion Electrica SA ESP	47,510	252,067
Cyprus 0.0%
Etalon Group PLC, GDR(b)	37,995	69,303
Denmark 1.7%
AP Moller - Maersk A/S, Class B	417	582,814
Carlsberg A/S, Class B	3,845	553,153
Carlsberg AS, ADR	4,900	141,267
Coloplast A/S, Class B	7,104	839,308
DSV PANALPINA A/S	117,882	12,835,613
Nordic Waterproofing Holding AS(b)	16,378	168,460
Novo Nordisk A/S, ADR	64,728	3,634,477
Novo Nordisk A/S, Class B	39,081	2,196,828
Novozymes AS, Class B	193,382	9,239,288
Ørsted A/S	17,741	1,635,067
Pandora A/S	4,475	180,150
Vestas Wind Systems A/S	25,086	2,387,469
Total		34,393,894
Finland 0.8%
KONE OYJ, Class B	236,929	14,832,764
Metso OYJ	23,181	888,821
Nokia OYJ, ADR	201,500	705,250
Orion Oyj, Class B	2,495	108,585
Tieto OYJ	9,562	274,763
Total		16,810,183
France 6.5%
Airbus Group SE	14,604	2,145,981
AKWEL	2,038	46,032
AXA SA	121,015	3,292,483
Beneteau SA	4,938	58,498
BNP Paribas SA	343,633	19,264,660
Carrefour SA	554,629	9,153,380
Casino Guichard Perrachon SA	21,392	941,374
Cie de Saint-Gobain	130,970	5,302,748
Cie Generale des Etablissements Michelin CSA	26,307	3,154,796
CNP Assurances	44,897	886,496

2	Multi-Manager International Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Coface SA(a)	43,569	481,483
Danone SA	171,402	14,103,352
Edenred	319,107	15,841,218
Electricite de France SA	73,487	754,828
Engie SA	197,477	3,123,647
Eutelsat	12,706	208,441
Faurecia SA	31,037	1,645,253
Imerys SA	13,400	531,594
Ingenico Group SA	8,673	925,676
Kering SA	2,348	1,413,945
Legrand SA	119,883	9,465,407
L’Oreal SA	7,646	2,180,053
LVMH Moet Hennessy Louis Vuitton SE	9,202	4,119,750
Pernod Ricard SA	3,185	585,092
Peugeot SA	88,528	2,136,245
Renault SA	30,474	1,458,279
Rexel SA	16,496	201,379
Safran SA	15,282	2,498,585
Sanofi	47,975	4,472,170
Sartorius Stedim Biotech	2,654	421,350
Schneider Electric SE	23,373	2,254,720
Societe BIC SA	9,381	645,999
Societe Generale SA	65,175	2,048,203
Societe Generale SA, ADR	9,444	59,261
STMicroelectronics NV	35,006	855,735
Suez	14,094	208,649
Tarkett SA	24,508	359,251
Total SA	300,164	15,745,036
Total		132,991,049
Germany 10.3%
Adidas AG	3,740	1,165,137
ADVA Optical Networking SE(a)	7,726	69,292
Allianz SE, Registered Shares	30,304	7,247,767
BASF SE	357,710	26,850,665
Bayer AG, Registered Shares	230,798	17,430,925
CanCom SE	4,260	252,034
Carl Zeiss Meditec AG	9,824	1,200,443
Continental AG	51,083	6,676,476
Covestro AG	39,028	1,825,925
Common Stocks (continued)
Issuer	Shares	Value ($)
Deutsche Boerse AG	123,373	18,881,324
Deutsche Lufthansa AG, ADR	5,300	100,541
Deutsche Lufthansa AG, Registered Shares	120,690	2,289,850
Deutsche Post AG	452,570	16,872,308
Deutsche Post AG, ADR	2,297	85,494
Deutsche Telekom AG, ADR	29,900	500,974
Deutsche Telekom AG, Registered Shares	98,982	1,661,854
GEA Group AG	21,065	677,018
HeidelbergCement AG	2,820	207,799
Henkel AG & Co. KGaA, ADR	4,400	115,918
Hugo Boss AG	27,442	1,291,929
Infineon Technologies AG	237,377	5,058,893
Knorr-Bremse AG	9,057	880,946
MTU Aero Engines AG	39,570	10,712,147
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	5,094	1,461,684
Muenchener Rueckversicherungs-Gesellschaft AG, ADR	21,153	606,351
Puma SE	1,128	84,761
SAP SE	268,636	36,495,999
SAP SE, ADR	30,459	4,140,901
Scout24 AG(b)	265,131	16,419,963
Siemens AG, Registered Shares	207,272	26,710,033
Software AG	13,815	465,713
Talanx AG	2,710	129,116
VERBIO Vereinigte BioEnergie AG	20,658	238,535
Volkswagen AG	3,865	735,635
Wacker Chemie AG	9,894	680,599
Wirecard AG	8,426	1,112,195
Total		211,337,144
Greece 0.1%
Alpha Bank AE(a)	248,242	521,744
Eurobank Ergasias SA(a)	271,240	285,456
Holding Co. ADMIE IPTO SA	15,503	36,975
JUMBO SA	22,258	446,334
National Bank of Greece SA(a)	154,015	520,956
OPAP SA	15,003	184,152
Total		1,995,617

Multi-Manager International Equity Strategies Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Guernsey 0.0%
Regional REIT Ltd.(b)	5,294	7,407
Hong Kong 1.9%
AIA Group Ltd.	1,835,200	18,365,226
Cafe de Coral Holdings Ltd.	124,000	310,685
China Merchants Port Holdings Co., Ltd.	2,132,000	3,316,559
Hang Lung Group Ltd.	106,000	256,367
Hong Kong Exchanges and Clearing Ltd.	338,380	10,716,645
Hysan Development Co., Ltd.	13,000	48,997
Lenovo Group Ltd., ADR	4,883	64,578
Li & Fung Ltd.	646,000	74,266
Link REIT (The)	124,500	1,271,338
Melco International Development Ltd.	185,000	453,846
Sands China Ltd.	243,200	1,151,676
Spring Real Estate Investment Trust	996,000	416,127
Swire Pacific Ltd., Class A	67,500	609,453
Techtronic Industries Co., Ltd.	106,000	796,683
Valuetronics Holdings Ltd.	229,800	126,035
WH Group Ltd.	1,201,000	1,233,290
Total		39,211,771
Ireland 2.3%
CRH PLC	269,203	10,276,370
CRH PLC, ADR	5,816	222,753
Kingspan Group PLC	209,582	11,286,413
Ryanair Holdings PLC, ADR(a)	297,925	24,823,111
Total		46,608,647
Israel 0.2%
Check Point Software Technologies Ltd.(a)	20,023	2,360,311
NiCE Ltd., ADR(a)	9,200	1,393,708
Total		3,754,019
Italy 2.6%
A2A SpA	744,491	1,399,663
Assicurazioni Generali SpA	131,233	2,676,366
ASTM SpA	14,906	455,914
Atlantia SpA	20,479	453,482
Azimut Holding SpA	68,129	1,716,018
Buzzi Unicem SpA	15,133	231,429
Cementir Holding NV	42,169	324,768
Common Stocks (continued)
Issuer	Shares	Value ($)
Credito Valtellinese SpA(a)	2,246,546	173,477
Datalogic SpA	11,302	226,304
DeA Capital SpA	43,958	66,819
Enel SpA	843,273	6,373,527
ENI SpA, ADR	58	1,743
Fiat Chrysler Automobiles NV	158,306	2,329,911
FinecoBank Banca Fineco SpA	58,881	728,813
Intesa Sanpaolo SpA	835,249	2,113,358
Leonardo-Finmeccanica SpA	17,109	199,760
Mediobanca Banca di Credito Finanziario SpA	296,422	3,309,893
Piaggio & C SpA	130,500	420,815
Pirelli & C. SpA(b)	48,240	273,151
Poste Italiane SpA	35,954	419,123
Snam SpA	317,820	1,579,057
Telecom Italia SpA(a)	1,408,948	881,149
Tinexta SpA	9,091	126,264
UniCredit SpA	1,846,280	25,484,938
Unipol Gruppo SpA	74,570	436,518
UnipolSai SpA	425,677	1,238,079
Total		53,640,339
Japan 16.7%
Advantest Corp.	21,800	1,067,793
AGC, Inc.	8,000	292,543
Ahresty Corp.	28,900	141,125
Air Water, Inc.	78,800	1,266,758
Airport Facilities Co., Ltd.	7,900	39,584
Albis Co., Ltd.	13,900	290,760
Alfresa Holdings Corp.	52,700	1,089,736
Alpha Corp.	3,000	36,001
Alpha Systems, Inc.	15,800	407,152
Amada Holdings Co., Ltd.	39,100	436,241
Amano Corp.	1,500	44,903
Argo Graphics, Inc.	11,600	345,887
Astellas Pharma, Inc.	270,100	4,611,356
Astellas Pharma, Inc., ADR	27,188	463,419
Brother Industries Ltd.	26,900	534,014
CAC Holdings Corp.	18,500	262,557
Canon, Inc., ADR	11,100	306,804
Central Glass Co., Ltd.	15,500	377,316

4	Multi-Manager International Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Central Japan Railway Co.	4,600	929,580
Chubu Electric Power Co., Inc.	21,400	298,397
Chugai Pharmaceutical Co., Ltd.	11,800	1,030,812
Cresco Ltd.	5,200	172,666
Dai-ichi Life Holdings, Inc.	221,500	3,571,951
Daiichi Sankyo Co., Ltd.	45,900	2,880,029
Dai-ichi Seiko Co., Ltd.	20,200	485,851
Dainippon Sumitomo Pharma Co., Ltd.	7,200	136,022
Daiwa House Industry Co., Ltd.	3,400	104,092
Denki Kogyo Co., Ltd.	7,400	210,583
Denso Corp.	155,400	6,944,724
Disco Corp.	8,200	1,772,653
East Japan Railway Co.	146,600	13,491,421
Eisai Co., Ltd.	18,600	1,379,058
ESPEC Corp.	25,400	493,278
FANUC Corp.	148,300	28,316,788
Fuji Electric Co., Ltd.	15,000	462,048
Fuji Media Holdings, Inc.	92,400	1,251,151
FUJIFILM Holdings Corp.	81,200	3,839,568
Fujitsu Ltd.	27,200	2,475,023
Fukuoka Financial Group, Inc.	34,000	648,340
Fuyo General Lease Co., Ltd.	5,600	370,036
Glory Ltd.	8,100	244,928
Hakuto Co., Ltd.	21,300	256,291
Hankyu Hanshin Holdings, Inc.	17,900	769,465
Heiwado Co., Ltd.	8,700	165,551
Hino Motors Ltd.	77,500	758,750
Hirakawa Hewtech Corp.	7,700	95,254
Hirano Tecseed Co., Ltd./Kinzoku	17,500	289,911
Hirose Electric Co., Ltd.	3,100	382,023
Hitachi High-Technologies Corp.	14,600	953,660
Hitachi Ltd.	141,200	5,561,025
Hitachi Ltd., ADR	800	62,892
Hokkoku Bank Ltd. (The)	5,600	177,254
Honda Motor Co., Ltd. ADR	52,856	1,486,311
Hoya Corp.	40,000	3,654,555
Hoya Corp., ADR	16,200	1,481,166
Ibiden Co., Ltd.	38,300	905,512
Idec Corp.	3,700	78,563
Common Stocks (continued)
Issuer	Shares	Value ($)
Inpex Corp.	57,000	556,622
ITOCHU Techno-Solutions Corp.	32,000	855,273
Itochu-Shokuhin Co., Ltd.	3,300	156,173
JAMCO Corp.	8,200	111,951
Japan Exchange Group, Inc.	674,400	11,480,426
Japan Post Holdings Co., Ltd.	265,500	2,497,422
JBCC Holdings, Inc.	18,500	313,164
JSR Corp.	23,400	414,567
JTEKT Corp.	35,400	440,373
Kaga Electronics Co., Ltd.	7,100	158,293
Kakaku.com, Inc.	40,500	978,346
Kamigumi Co., Ltd.	14,000	310,546
Kansai Electric Power Co., Inc. (The)	30,100	343,397
Kawasaki Heavy Industries Ltd.	51,700	1,162,147
KDDI Corp.	592,600	17,025,917
Keihanshin Building Co., Ltd.	29,300	384,990
Keio Corp.	11,300	725,362
Keisei Electric Railway Co., Ltd.	14,000	577,603
Kirin Holdings Co., Ltd.	15,800	349,984
Kirindo Holdings Co., Ltd.	9,100	170,264
Kobe Steel Ltd.	140,800	719,580
Konami Holdings Corp.	3,000	132,169
Konica Minolta, Inc.	74,900	491,226
Kubota Corp.	24,700	381,364
Kyocera Corp.	30,600	2,084,869
Kyocera Corp., ADR	300	20,448
Maruzen Showa Unyu Co., Ltd.	2,800	79,501
Max Co., Ltd.	7,500	145,531
Mazda Motor Corp.	79,100	701,918
Mazda Motor Corp., ADR	22,000	96,690
Mebuki Financial Group, Inc.	74,300	192,303
Mimaki Engineering Co., Ltd.	23,900	113,417
Mitsubishi Heavy Industries Ltd.	17,100	654,774
Mitsuboshi Belting Ltd.	7,000	133,722
Mitsui High-Tec, Inc.	16,100	301,739
MS&AD Insurance Group Holdings, Inc.	106,500	3,447,646
Murata Manufacturing Co., Ltd.	66,900	3,880,821
Nachi-Fujikoshi Corp.	6,800	314,772
Nagano Keiki Co., Ltd.	21,000	142,669

Multi-Manager International Equity Strategies Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NH Foods Ltd.	30,400	1,275,528
Nichicon Corp.	45,300	500,411
Nichireki Co., Ltd.	32,400	384,867
Nichirin Co., Ltd.	6,500	115,660
Nidec Corp.	83,000	12,284,967
Nintendo Co., Ltd.	3,900	1,510,219
Nippon Beet Sugar Manufacturing Co., Ltd.	7,900	148,077
Nippon Hume Corp.	19,500	146,298
Nippon Telegraph & Telephone Corp.	81,000	4,092,048
Nippon Telegraph & Telephone Corp., ADR	3,200	161,824
Nippon Television Holdings, Inc.	81,400	1,070,168
Nippon Yusen KK	15,000	257,631
Nissin Foods Holdings Co., Ltd.	10,100	757,339
Nitto Denko Corp.	6,800	381,746
Nomura Research Institute Ltd.	44,500	939,331
NS United Kaiun Kaisha Ltd.	3,500	73,976
NTT Data Corp.	111,900	1,526,504
NTT DoCoMo, Inc.	37,300	1,024,125
Okabe Co., Ltd.	17,600	148,554
Olympus Corp.	216,100	3,209,426
Olympus Corp., ADR	10,800	159,948
Omron Corp.	4,200	246,886
Osaki Electric Co., Ltd.	22,900	155,619
Otsuka Corp.	8,600	344,819
Otsuka Holdings Co., Ltd.	39,100	1,706,653
Panasonic Corp.	220,900	2,084,261
Persol Holdings Co., Ltd.	11,000	202,508
Pickles Corp.	8,700	220,169
Press Kogyo Co., Ltd.	24,900	100,901
PS Mitsubishi Construction Co., Ltd.	29,300	186,760
Recruit Holdings Co., Ltd.	19,600	710,468
Renesas Electronics Corp.(a)	131,400	857,143
Retail Partners Co., Ltd.	22,700	193,022
Ryobi Ltd.	9,000	172,515
Ryoden Corp.	23,900	359,311
Sankyo Seiko Co., Ltd.	21,500	116,974
Sanwa Holdings Corp.	43,800	480,885
SCSK Corp.	6,700	350,884
Seibu Holdings, Inc.	81,500	1,437,625
Common Stocks (continued)
Issuer	Shares	Value ($)
Seiko Epson Corp.	208,900	3,182,908
Seiko Holdings Corp.	13,800	355,982
Sekisui House Ltd.	138,400	2,993,131
Seven & I Holdings Co., Ltd.	28,100	1,048,589
Shibaura Mechatronics Corp.	4,100	149,653
Shimano, Inc.	62,300	10,083,678
Shin-Etsu Chemical Co., Ltd.	43,700	4,697,272
Shin-Etsu Chemical Co., Ltd., ADR	3,610	97,109
Shinko Shoji Co., Ltd.	50,600	408,563
Shinsei Bank Ltd.	44,800	709,643
Shinsho Corp.	2,500	58,862
Shionogi & Co., Ltd.	61,000	3,590,742
Showa Denko KK	36,800	983,606
Sintokogio Ltd.	10,700	100,410
SMC Corp.	30,500	13,839,367
SMK Corp.	1,900	51,329
Soliton Systems KK	17,700	177,088
Sompo Holdings, Inc.	234,200	9,239,717
Sony Corp.	144,400	9,163,323
Subaru Corp.	53,700	1,407,366
Sugi Holdings Co., Ltd.	10,400	584,859
Sumco Corp.	46,100	713,958
Suminoe Textile Co., Ltd.	3,400	88,643
Sumitomo Chemical Co., Ltd.	260,400	1,175,813
Sumitomo Corp.	118,400	1,785,792
Sumitomo Heavy Industries Ltd.	10,200	291,911
Sumitomo Mitsui Financial Group, Inc.	243,000	8,897,774
Sumitomo Mitsui Trust Holdings, Inc.	201,400	7,717,901
Sumitomo Rubber Industries Ltd.	67,100	853,165
Sumitomo Warehouse Co., Ltd. (The)	37,300	511,637
Sun Corp.	7,300	94,768
Suzuken Co., Ltd.	2,100	91,903
System Information Co., Ltd.	22,600	228,848
T&D Holdings, Inc.	38,000	447,636
Takeda Pharmaceutical Co., Ltd.	692,900	28,230,883
Takisawa Machine Tool Co., Ltd.	4,200	53,512
TDK Corp.	14,100	1,482,870
Teijin Ltd.	49,800	937,315
Terumo Corp.	41,200	1,447,101

6	Multi-Manager International Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Toa Corp.	5,900	59,129
Tokio Marine Holdings, Inc.	52,900	2,877,986
Tokio Marine Holdings, Inc., ADR	6,668	363,006
Tokyo Electric Power Co. Holdings, Inc.(a)	225,000	987,058
Tokyo Electron Ltd.	23,100	4,778,381
Tokyu Corp.	33,800	667,376
Toppan Printing Co., Ltd.	53,100	1,057,342
Torex Semiconductor Ltd.	9,000	122,045
Toyo Corp./Chuo-ku	18,200	188,587
Toyo Seikan Group Holdings Ltd.	23,900	416,810
Toyota Industries Corp.	14,100	829,055
Toyota Tsusho Corp.	280,700	9,818,715
Trend Micro, Inc.	22,000	1,188,781
Trend Micro, Inc., ADR	800	43,532
Tri Chemical Laboratories, Inc.	200	15,827
Uniden Holdings Corp.	5,800	96,041
Unipres Corp.	10,400	157,326
Ushio, Inc.	30,900	462,622
Warabeya Nichiyo Holdings Co., Ltd.	3,100	51,834
Watahan & Co., Ltd.	2,800	51,473
Wellnet Corp.	3,800	28,744
West Japan Railway Co.	22,400	1,973,689
Yahoo! Japan Corp.	824,800	2,842,853
Yamaha Motor Co., Ltd.	21,200	443,314
Yamaichi Electronics Co., Ltd.	6,900	101,185
Yokohama Rubber Co., Ltd. (The)	24,400	503,005
Yorozu Corp.	8,300	109,442
Yurtec Corp.	8,400	51,350
Total		342,006,295
Jersey 0.5%
boohoo Group PLC(a)	2,424,606	9,877,879
IWG PLC	58,993	311,965
Total		10,189,844
Luxembourg 0.0%
ArcelorMittal, Registered Shares	15,916	272,323
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 4.9%
Aegon NV	490,798	2,210,261
Aegon NV, Registered Shares	12,376	55,321
Airbus SE, ADR	1,600	58,688
Akzo Nobel NV	161,104	15,427,879
ArcelorMittal SA	31,351	535,369
ASML Holding NV	33,223	9,006,241
ASML Holding NV	15,686	4,244,945
CNH Industrial NV	180,916	1,933,437
EXOR NV	7,596	579,686
Heineken Holding NV	105,780	10,137,317
IMCD NV	85,700	7,130,257
ING Groep NV	787,446	9,055,474
Koninklijke DSM NV	22,376	2,867,225
Koninklijke KPN NV	554,421	1,707,530
Koninklijke Philips NV	81,768	3,796,484
NN Group NV	34,252	1,313,860
NN Group NV, ADR	4,000	76,520
NXP Semiconductors NV	20,661	2,387,998
Prosus NV(a)	51,421	3,505,285
Signify NV	8,676	258,802
STMicroelectronics NV, Registered Shares	46,945	1,144,050
Takeaway.com NV(a),(b)	57,643	5,181,534
Unilever NV	25,147	1,497,504
Unilever NV(a)	249,869	14,865,444
Wolters Kluwer NV	28,256	2,029,414
Wolters Kluwer NV, ADR	1,300	93,171
Total		101,099,696
New Zealand 0.0%
SKYCITY Entertainment Group Ltd.	67,533	173,483
Norway 0.1%
Atea ASA(a)	10,170	140,105
Avance Gas Holding Ltd.(a),(b)	81,276	431,482
Europris ASA(b)	46,570	162,205
Fjordkraft Holding ASA(b)	20,097	111,156
Storebrand ASA	56,234	402,562
Tomra Systems ASA	13,107	390,244
Total		1,637,754

Multi-Manager International Equity Strategies Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Panama 0.5%
Copa Holdings SA, Class A	90,216	9,405,920
Peru 0.4%
Credicorp Ltd.	38,296	8,087,732
Russian Federation 0.8%
Bank St. Petersburg PJSC	27,550	21,815
Gazprom Neft PJSC, ADR	3,791	125,603
Gazprom PJSC	1,279,550	5,114,756
Gazprom PJSC, ADR	43,500	345,469
Magnit PJSC GDR(b)	321,248	3,665,431
MMC Norilsk Nickel PJSC, ADR	1,257	33,021
MMC Norilsk Nickel PJSC, ADR	199,343	5,231,646
Rosseti PJSC(a)	23,801,000	440,650
Sberbank of Russia PJSC	346,190	1,258,098
Sberbank of Russia PJSC, ADR	2,940	43,029
TCS Group Holding PLC, GDR(b)	22,168	407,891
Yandex NV, Class A(a)	11,574	485,761
Total		17,173,170
Singapore 0.4%
United Overseas Bank Ltd.	389,800	7,355,939
South Africa 0.7%
Discovery Ltd.	777,489	6,259,796
Investec Ltd.	146,243	838,568
Naspers Ltd., Class N	51,421	7,326,581
Total		14,424,945
South Korea 3.4%
AmorePacific Corp.	1,014	162,781
Chosun Refractories Co., Ltd.	1,425	105,141
Daeduck Electronics Co.	54,918	472,299
Daelim Industrial Co., Ltd.	10,797	821,515
Eugene Technology Co., Ltd.	7,392	87,481
Hana Financial Group, Inc.	44,584	1,351,806
INTOPS Co., Ltd.	11,113	115,460
I-SENS, Inc.	6,263	136,405
Jahwa Electronics Co., Ltd.(a)	16,603	142,908
KAON Media Co., Ltd.	17,850	118,871
KB Financial Group, Inc.	29,627	1,157,566
KB Financial Group, Inc., ADR	3,985	155,455
Common Stocks (continued)
Issuer	Shares	Value ($)
KC Tech Co., Ltd.	10,617	161,238
Kyeryong Construction Industrial Co., Ltd.	3,444	60,011
LG Innotek Co., Ltd.	3,021	312,946
NAVER Corp.	45,720	6,672,434
Osstem Implant Co., Ltd.(a)	8,116	274,567
Partron Co., Ltd.	40,708	409,295
RFTech Co., Ltd.(a)	46,353	287,229
Samsung Electronics Co., Ltd.	511,793	21,878,580
Samsung Electronics Co., Ltd. GDR	17,008	18,138,952
SaraminHR Co., Ltd.	3,841	97,206
SK Innovation Co., Ltd.	18,785	2,334,673
SK Telecom Co., Ltd.	67,928	14,129,626
TechWing, Inc.	9,956	88,026
Tovis Co., Ltd.(a)	48,927	356,365
WiSoL Co., Ltd.	698	8,518
Total		70,037,354
Spain 2.0%
Aena SME SA	8,555	1,569,787
Banco de Sabadell SA	352,069	389,898
Banco Santander SA, ADR	88,132	341,071
Bankinter SA	954,579	6,666,912
CaixaBank SA	2,516,211	7,414,379
Grifols SA	175,055	5,979,539
Grupo Catalana Occidente SA, ADR, Class A	4,604	165,877
Iberdrola SA	293,159	2,884,020
Industria de Diseno Textil SA	292,422	9,098,580
International Consolidated Airlines Group SA, ADR	2,800	40,040
Mapfre SA	293,936	828,457
Naturgy Energy Group SA	12,960	336,687
Telefonica SA	721,044	5,514,590
Total		41,229,837
Sweden 1.6%
ASSA ABLOY AB, Class B	25,675	609,679
Atlas Copco AB, Class B	446,502	14,435,251
Beijer Ref AB	442	11,419
Bufab AB	4,587	60,641
Cellavision AB	4,640	150,203
Coor Service Management Holding AB	26,153	210,014
Epiroc AB, Class B	769,804	8,653,548

8	Multi-Manager International Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Essity AB, Class B	47,279	1,486,055
Evolution Gaming Group AB	11,289	298,247
Fortnox AB	5,960	105,304
Hennes & Mauritz	90,314	1,743,215
Hexagon AB, ADR	9,400	529,408
Hexagon AB, Class B	11,275	637,433
Lundin Petroleum AB	27,444	845,987
Telefonaktiebolaget LM Ericsson, ADR	191,657	1,732,579
Volvo AB	4,243	65,530
Volvo AB, B Shares	58,614	906,170
Total		32,480,683
Switzerland 6.3%
ABB Ltd.	897,794	19,614,754
Burckhardt Compression Holding AG	388	95,472
Cie Financiere Richemont SA, ADR	12,200	92,049
Cie Financiere Richemont SA, Class A, Registered Shares	119,469	9,057,438
Geberit AG	4,279	2,297,364
Kuehne & Nagel International AG	59,913	9,737,828
LEM Holding SA, Registered Shares	176	235,492
Nestle SA, ADR	13,838	1,437,215
Nestlé SA, Registered Shares	258,290	26,822,080
Novartis AG, ADR	38,275	3,532,782
Novartis AG, Registered Shares	248,713	22,927,838
Roche Holding AG, ADR	68,141	2,627,517
Roche Holding AG, Genusschein Shares	85,608	26,392,345
Schindler Holding AG, Registered Shares	605	144,648
Swiss Life Holding AG, Registered Shares	6,607	3,276,779
Temenos AG, ADR	143	21,692
Vetropack Holding AG	56	155,159
Zehnder Group AG, Registered Shares	9,677	439,887
Total		128,908,339
Taiwan 1.5%
Asia Vital Components Co., Ltd.	85,000	110,433
Globe Union Industrial Corp.	26,000	15,378
International Games System Co., Ltd.	22,000	266,916
Novatek Microelectronics	35,000	256,411
Quanta Computer, Inc.	90,000	177,873
Realtek Semiconductor Corp.	21,000	158,599
Common Stocks (continued)
Issuer	Shares	Value ($)
Shane Global Holding, Inc.	31,000	141,233
Sunonwealth Electric Machine Industry Co., Ltd.	502,000	701,791
Sunrex Technology Corp.	191,000	225,932
Taiwan FU Hsing Industrial Co., Ltd.	83,000	119,207
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	546,820	29,030,674
Tong Yang Industry Co., Ltd.	93,000	137,774
Topco Scientific Co., Ltd.	38,000	123,893
TSC Auto ID Technology Co., Ltd.	3,100	25,662
Total		31,491,776
United Kingdom 17.9%
3i Group PLC	250,628	3,469,597
Aggreko PLC	113,631	1,218,463
AJ Bell PLC	97,316	507,211
Anglo American PLC	45,799	1,198,370
Ashmore Group PLC	171,371	1,053,367
Ashtead Group PLC	66,403	2,015,925
ASOS PLC(a)	168,271	6,973,164
Associated British Foods PLC	56,610	1,879,872
AstraZeneca PLC	136,212	13,159,140
AstraZeneca PLC, ADR	104,131	5,048,271
Avast PLC	220,557	1,276,349
Aveva Group PLC	5,906	347,890
Aviva PLC	2,060,170	10,745,349
Aviva PLC. ADR	15,500	161,432
Barclays Bank PLC	8,870,626	19,606,121
Barratt Developments PLC	55,901	481,933
BHP Group PLC	224,627	4,976,428
BHP Group PLC, ADR	67,102	2,980,671
BP PLC	2,602,970	16,212,613
Brewin Dolphin Holdings PLC	54,185	243,028
British American Tobacco PLC	491,249	19,443,019
BT Group PLC	1,000,807	2,477,741
Burberry Group PLC	305,126	8,300,098
Carnival PLC	40,859	1,709,483
Carnival PLC, ADR	2,600	110,708
Centrica PLC	463,353	480,722
Compass Group PLC	120,039	2,941,241
DFS Furniture PLC	71,675	218,766
Diageo PLC, ADR	22,263	3,638,665

Multi-Manager International Equity Strategies Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Direct Line Insurance Group PLC	92,639	365,706
Dunelm Group PLC	64,048	706,154
Experian PLC	449,529	14,911,397
Experian PLC, ADR	18,372	610,134
Ferguson PLC	18,747	1,632,262
GlaxoSmithKline PLC, ADR	53,434	2,430,178
Glencore PLC(a)	31,983	100,957
Go-Ahead Group PLC (The)	7,829	221,893
GoCo Group PLC	301,247	408,325
Greggs PLC	40,285	1,084,166
Halma PLC	71,615	1,948,386
Hammerson PLC	177,884	682,901
Hargreaves Lansdown PLC	424,809	10,179,592
Hays PLC	122,921	264,753
Howden Joinery Group PLC	725,500	5,914,006
IG Group Holdings PLC	72,450	633,222
Imperial Brands PLC	49,177	1,081,997
Imperial Brands PLC, ADR	8,500	187,595
Inchcape PLC	43,143	363,246
Indivior PLC(a)	62,615	32,837
InterContinental Hotels Group PLC	18,664	1,206,357
Intermediate Capital Group PLC	60,150	1,189,159
Johnson Matthey PLC	186,213	6,916,526
JPJ Group PLC(a)	10,383	94,670
Jupiter Fund Management PLC	263,718	1,240,962
Just Eat PLC(a)	640,568	6,327,050
Kier Group PLC	135,109	154,642
Kingfisher PLC	150,836	408,907
Kingfisher PLC, ADR	27,200	147,016
Land Securities Group PLC	49,050	607,618
Legal & General Group PLC	141,566	513,740
Linde PLC	85,528	17,603,797
Lloyds Banking Group PLC	9,545,390	7,525,160
Lookers PLC	228,187	158,771
M&G PLC(a)	654,715	1,998,313
Meggitt PLC	85,992	714,586
Micro Focus International PLC	435,566	6,383,044
Oxford Instruments PLC	4,838	99,736
Persimmon PLC	37,678	1,245,943
Common Stocks (continued)
Issuer	Shares	Value ($)
Prudential PLC	1,468,733	26,067,264
Prudential PLC, ADR	20,315	720,776
Redrow PLC	42,759	365,257
RELX PLC	166,210	4,023,739
RELX PLC	80,060	1,939,587
Rio Tinto PLC	335,246	18,250,410
Rio Tinto PLC, ADR	118,907	6,487,566
Rolls-Royce Holdings PLC(a)	1,933,324	17,765,120
Rolls-Royce Holdings PLC(a),(c),(d)	84,744,558	109,600
Rolls-Royce Holdings PLC ADR	23,200	214,484
Rotork PLC	131,002	554,969
Royal Dutch Shell PLC, Class B	576,251	16,346,291
Saga PLC	50,378	33,424
Sage Group PLC (The)	349,228	3,400,436
Scottish & Southern Energy PLC	674,347	11,337,695
Senior PLC	242,289	566,228
Smith & Nephew PLC	170,873	3,814,022
Smith & Nephew PLC, ADR	8,300	371,674
Softcat PLC	33,042	480,949
St. James’s Place PLC	385,784	5,423,538
Standard Life Aberdeen PLC	167,269	685,146
Taylor Wimpey PLC	403,955	909,936
Unilever PLC, ADR	31,549	1,876,850
Vesuvius PLC	41,679	244,506
Victrex PLC	15,768	468,353
Vodafone Group PLC	6,666,398	13,200,799
Whitbread PLC	9,675	574,659
Total		367,404,619
United States 0.5%
Spotify Technology SA(a)	65,094	9,279,150
Total Common Stocks (Cost $1,939,537,315)		1,980,471,795

10	Multi-Manager International Equity Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, November 30, 2019 (Unaudited)
Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
United States 0.2%
iShares MSCI EAFE ETF	43,072	2,936,649
iShares MSCI Eurozone ETF	3,900	159,081
Total		3,095,730
Total Exchange-Traded Equity Funds (Cost $2,932,257)		3,095,730

Preferred Stocks 1.8%
Issuer	Shares	Value ($)
Colombia 0.0%
Grupo de Inversiones Suramericana SA	50,480	393,555
Germany 1.7%
BMW AG	3,708	228,420
Porsche Automobil Holding SE	18,743	1,384,369
Schaeffler AG	6,869	74,969
Volkswagen AG	172,239	33,230,476
Total		34,918,234
Preferred Stocks (continued)
Issuer	Shares	Value ($)
Russian Federation 0.0%
Lenenergo PJSC	18,660	35,473
Spain 0.1%
Grifols SA	101,328	2,315,547
Total Preferred Stocks (Cost $35,466,877)		37,662,809

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(e),(f)	16,150,706	16,150,706
Total Money Market Funds (Cost $16,149,567)		16,150,706
Total Investments in Securities (Cost $1,994,086,016)		2,037,381,040
Other Assets & Liabilities, Net		11,963,457
Net Assets		$2,049,344,497

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2019, the total value of these securities amounted to $26,897,983, which represents 1.31% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2019, the total value of these securities amounted to $109,600, which represents 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	15,669,041	87,447,540	(86,965,875)	16,150,706	1,079	1,139	112,918	16,150,706
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager International Equity Strategies Fund | Quarterly Report 2019	11